Taxation	12 Months Ended
Dec. 31, 2025
Taxation
Taxation

11.Taxation

The breakdown of the income tax expense during the following years is as follows:

	Year ended	Year ended
	Dec. 31, 2025	Dec. 31, 2024
In $000s	$	$
Current income tax expense	560	509
Deferred income tax expense	8,710	1,065
Total income tax expense	9,270	1,574

The current tax expense was incurred as a withholding tax payable on the royalty revenue earned from certain foreign royalties.

Reconciliation of Effective Tax Rate

The income tax amounts disclosed below are based on the tax positions of the Company for the periods presented. The Company is subject to Canadian federal and provincial tax for the estimated assessable profit for the years ended December 31, 2025 and 2024 at a rate of 27%. The Company had no assessable profit in Canada for all periods disclosed.

The tax expense at statutory rates for the Company can be reconciled to the reported income for the years as follows:

	Year ended	Year ended
In $000s	Dec. 31, 2025	Dec. 31, 2024
(except for tax rate)	$	$
Net income (loss) before income tax expense	29,602	(874)
Statutory income tax rate	27%	27%
Expected income tax expense (recovery) at the statutory rate	7,993	(236)

Withholding taxes on royalty revenue	408	372
Non-deductible expenses	621	1,693
Recognition of temporary differences	269	(104)
Change in unrecognized tax assets	(21)	(151)
Total income tax expense	9,270	1,574

Deferred Income Taxes

The following table summarizes the composition of the Company’s deferred tax liabilities:

	Year ended	Year ended
	Dec. 31, 2025	Dec. 31, 2024
In $000s	$	$
Greenstone gold interest	(13,977)	(5,101)
Royalty, stream and other interests	(4,961)	(1,291)
Financing costs and other	2,401	764
Non-capital losses	6,365	4,166
Total recognized net deferred tax liabilities	(10,172)	(1,462)

As at December 31, 2025, the Company has deductible Canadian non-capital tax losses of $23.6 million that expire between 2042 to 2045.

The significant components of the Company’s unrecognized deferred tax assets are as follows:

	Year ended	Year ended
	Dec. 31, 2025	Dec. 31, 2024
In $000s	$	$
Investments and other	13	58
Capital losses	323	257
Non-capital losses	38	38
Total unrecognized deferred income tax assets	374	353

In assessing the recoverability of deferred tax assets other than deferred tax assets resulting from the initial recognition of assets and liabilities that do not affect accounting or taxable profit, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible.

Tax attributes are subject to revision and potential adjustment by tax authorities.